Employee benefit costs (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Summary of Employee Benefit Costs

	2021 £m	2020 £m	2019 £m

Wages and salaries	2,315	2,277	2,651

Social security costs	185	194	223

Other pension and retirement benefit costs (note 15)	139	182	227

Share-based payments – equity and cash-settled (note 28)	78	91	120

	2,717	2,744	3,221